Senior Notes and Secured Indebtedness - Condensed Consolidating Balance Sheet (Detail) (USD $)	Dec. 31, 2012	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2011 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2011 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2011 7 1/2% Senior Notes due February 15, 2014 [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Liabilities not subject to compromise	Dec. 31, 2011 Predecessor [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2011 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Dec. 31, 2009 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] Liabilities not subject to compromise	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] 7 5/8% Senior Notes due December 15, 2012 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] 10 3/4% Senior Notes due April 1, 2013 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] 7 1/2% Senior Notes due February 15, 2014 [Member] Liabilities subject to compromise	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member] Liabilities subject to compromise	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member] Liabilities not subject to compromise	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member] Liabilities subject to compromise	Feb. 24, 2012 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2010 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2009 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member] Liabilities not subject to compromise	Mar. 31, 2013 Successor [Member]		Dec. 31, 2012 Successor [Member]		Mar. 31, 2012 Successor [Member]	Feb. 24, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Liabilities not subject to compromise	Dec. 31, 2012 Successor [Member] Liabilities subject to compromise	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member]	Mar. 31, 2013 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Mar. 31, 2013 Successor [Member] Delaware Lyon [Member]	Dec. 31, 2012 Successor [Member] Delaware Lyon [Member]	Mar. 31, 2013 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Mar. 31, 2012 Successor [Member] California Lyon [Member]	Feb. 24, 2012 Successor [Member] California Lyon [Member]	Mar. 31, 2013 Successor [Member] California Lyon [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Mar. 31, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Successor [Member] Eliminating Entries [Member]	Dec. 31, 2012 Successor [Member] Eliminating Entries [Member]	Mar. 31, 2012 Successor [Member] Eliminating Entries [Member]	Feb. 24, 2012 Successor [Member] Eliminating Entries [Member]
ASSETS
Cash and cash equivalents							$ 80,532,000	$ 20,061,000		$ 71,286,000	$ 117,587,000											$ 76,158,000	$ 14,333,000	$ 69,499,000	$ 115,247,000						$ 52,000	$ 47,000	$ 131,000	$ 111,000		$ 4,322,000	$ 5,681,000	$ 1,656,000	$ 2,229,000			$ 0	$ 0	$ 0	$ 0		$ 66,404,000		$ 71,075,000		$ 71,075,000	$ 80,532,000										$ 64,125,000	$ 69,376,000	$ 66,567,000	$ 76,158,000			$ 58,000	$ 65,000	$ 54,000	$ 52,000	$ 2,221,000	$ 1,634,000	$ 4,454,000	$ 4,322,000	$ 0	$ 0	$ 0	$ 0
Restricted cash								852,000															852,000																								853,000		853,000													853,000	853,000
Receivables								13,732,000															9,897,000									310,000					3,525,000										20,026,000		14,789,000													16,528,000	11,278,000					293,000	296,000			3,205,000	3,215,000
Real estate inventories
Owned								398,534,000															278,939,000														119,595,000										439,491,000		421,630,000													415,081,000	398,952,000						13,000			24,410,000	22,665,000
Not owned								47,408,000	[1]														47,408,000																								39,029,000	[2]	39,029,000	[1],[2]												39,029,000	39,029,000
Deferred loan costs								8,810,000															8,810,000																								7,054,000		7,036,000													7,054,000	7,036,000
Goodwill	14,200,000																																														14,209,000		14,209,000													14,209,000	14,209,000
Intangibles																																															3,998,000		4,620,000													3,998,000	4,620,000
Other assets								7,554,000															6,671,000									159,000					724,000										7,842,000		7,906,000													7,390,000	7,437,000					128,000	146,000			324,000	323,000
Investments in subsidiaries																					(179,516,000)		(85,714,000)																				265,230,000																	58,743,000	62,712,000	21,691,000	22,148,000													(80,434,000)	(84,860,000)
Intercompany receivables																																203,517,000					12,000						(203,529,000)																									210,018,000	207,239,000			18,878,000	18,935,000			(228,896,000)	(226,174,000)
Total assets								496,951,000													(179,516,000)		281,196,000									204,033,000					129,537,000						61,701,000				598,906,000		581,147,000											58,743,000	62,712,000	589,958,000	574,938,000					210,497,000	207,759,000			49,038,000	46,772,000			(309,330,000)	(311,034,000)
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable												1,436,000	3,946,000													1,436,000	2,560,000								38,000						1,348,000						24,193,000		18,735,000				18,735,000									23,102,000	17,998,000					55,000	39,000			1,036,000	698,000
Accrued expenses												2,082,000	48,457,000													2,082,000	47,051,000								218,000						1,188,000						47,749,000		41,770,000				41,770,000									47,485,000	41,505,000					212,000	213,000			52,000	52,000
Liabilities from inventories not owned												47,408,000														47,408,000																					39,029,000		39,029,000				39,029,000									39,029,000	39,029,000
Notes payable								74,009,000				74,009,000														3,010,000														70,999,000							22,269,000		13,248,000				13,248,000									14,956,000	7,809,000									7,313,000	5,439,000
Senior Notes		283,500,000	283,483,000	66,704,000	138,912,000	77,867,000		489,483,000						66,704,000	66,704,000	138,912,000	138,912,000	77,867,000	77,867,000									66,704,000	138,912,000	77,867,000																			325,000,000									325,000,000	325,000,000							325,000,000	325,000,000
Secured debt												206,000,000														206,000,000
Intercompany payables																										71,459,000														132,070,000						(203,529,000)																219,544,000	217,146,000									9,352,000	9,028,000			(228,896,000)	(226,174,000)
Liabilities								666,821,000				330,935,000	335,886,000										664,489,000			331,395,000	333,094,000					256,000			256,000		205,605,000			203,069,000	2,536,000		(203,529,000)			(203,529,000)	458,240,000		437,782,000				437,782,000									669,116,000	648,487,000					267,000	252,000			17,753,000	15,217,000			(228,896,000)	(226,174,000)
Redeemable convertible preferred stock																																															71,571,000		71,246,000													71,571,000	71,246,000
(Deficit) equity
William Lyon Homes stockholders' (deficit) equity								(179,516,000)													(179,516,000)		(383,293,000)									203,777,000					(85,714,000)						265,230,000				59,501,000		62,712,000											58,743,000	62,712,000	(150,729,000)	(144,795,000)					210,230,000	207,507,000			21,691,000	22,148,000			(80,434,000)	(84,860,000)
Noncontrolling interest								9,646,000																													9,646,000										9,594,000		9,407,000																							9,594,000	9,407,000
Total liabilities and (deficit) equity								$ 496,951,000													$ (179,516,000)		$ 281,196,000									$ 204,033,000					$ 129,537,000						$ 61,701,000				$ 598,906,000		$ 581,147,000											$ 58,743,000	$ 62,712,000	$ 589,958,000	$ 574,938,000					$ 210,497,000	$ 207,759,000			$ 49,038,000	$ 46,772,000			$ (309,330,000)	$ (311,034,000)

[1]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.
[2]	Represents the consolidation of a land banking arrangement. Although the Company is not obligated to purchase the lots, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement. Amounts are net of deposits.